ATA Creativity Global ("Parent Company") - Condensed Balance Sheets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Cash and cash equivalents	¥ 85,236,288	$ 12,188,627	¥ 36,523,995
Prepaid expenses and other current assets	25,832,459	3,693,993	27,402,834
Total assets	408,297,995	58,385,837	456,927,265
Accrued expenses and other payables	56,493,791	8,078,505	56,372,960
Total liabilities	376,315,135	53,812,349	377,281,073
Common shares	4,780,117	683,548	4,755,623
Treasury shares	(8,201,046)	(1,172,734)	(8,201,046)
Additional paid in capital	548,769,331	78,472,970	547,915,003
Accumulated other comprehensive loss	(37,446,814)	(5,354,823)	(36,952,183)
Accumulated deficit	(475,854,443)	(68,046,280)	(427,806,949)
Total shareholders' equity attributable to ATA Creativity Global	32,047,145	4,582,681	79,710,448
Total liabilities and shareholders' equity	408,297,995	58,385,837	456,927,265
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Cash and cash equivalents	1,057,465	151,215	4,608,462
Prepaid expenses and other current assets	4,240	606	4,336
Investments in subsidiaries	33,544,606	4,796,815	78,329,251
Total assets	34,606,311	4,948,636	82,942,049
Accrued expenses and other payables	2,559,166	365,955	3,231,601
Total liabilities	2,559,166	365,955	3,231,601
Common shares	4,780,117	683,548	4,755,623
Treasury shares	(8,201,046)	(1,172,734)	(8,201,046)
Additional paid in capital	548,769,331	78,472,970	547,915,003
Accumulated other comprehensive loss	(37,446,814)	(5,354,823)	(36,952,183)
Accumulated deficit	(475,854,443)	(68,046,280)	(427,806,949)
Total shareholders' equity attributable to ATA Creativity Global	32,047,145	4,582,681	79,710,448
Total liabilities and shareholders' equity	¥ 34,606,311	$ 4,948,636	¥ 82,942,049